CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 618,225	$ 574,571	$ 537,114
Costs and Expenses:
Operating Expenses	370,096	377,880	336,545
Asset impairment	108,216	0	122,717
Depreciation and Amortization	142,329	149,477	162,967
General and Administrative	57,311	53,626	55,566
Costs and Expenses, Total	677,952	580,983	677,795
Operating Loss	(59,727)	(6,412)	(140,681)
Other Income (Expense):
Interest Expense	(72,734)	(72,086)	(72,690)
Loss on Extinguishment of Debt	(9,156)	0	0
Other, Net	1,896	(3,934)	3,872
Loss Before Income Taxes	(139,721)	(82,432)	(209,499)
Income Tax Benefit	18,721	27,682	83,481
Loss from Continuing Operations	(121,000)	(54,750)	(126,018)
Loss from Discontinued Operations, Net of Taxes	(6,004)	(21,378)	(8,576)
Net Loss	$ (127,004)	$ (76,128)	$ (134,594)
Basic and Diluted Loss Per Share:
Loss from Continuing Operations (in dollars per share)	$ (0.79)	$ (0.42)	$ (1.10)
Loss from Discontinued Operations (in dollars per share)	$ (0.04)	$ (0.16)	$ (0.07)
Net Loss (in dollars per share)	$ (0.83)	$ (0.58)	$ (1.17)
Basic and Diluted Weighted Average Shares Outstanding (in shares)	153,722	130,474	114,753